OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Liabilities with ANATEL	R$ 300,119	R$ 346,950
Liabilities with related parties (Note 28)	30,114	31,716
Third-party withholdings	222,056	120,711
Surplus from post-employment benefit plans (Note 30)	1,155,067	679,478
Amounts to be refunded to subscribers	43,794	56,897
Other liabilities	36,781	61,957
Total	1,787,931	1,297,709
Current	365,192	368,376
Noncurrent	R$ 1,422,739	R$ 929,333